Jan. 28, 2025
Amplify Thematic All-Stars ETF
AMPLIFY THEMATIC ALL-STARS ETF
INVESTMENT OBJECTIVE
The Amplify Thematic All-Stars ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the ETF All-Stars Thematic Composite Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Thematic All-Stars ETF Amplify Thematic All-Stars ETF
Management Fees	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Thematic All-Stars ETF | Amplify Thematic All-Stars ETF | USD ($)	50	157	274	616

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. Using an indexing investment approach, the Fund attempts to replicate, before fees and expenses, the performance of the Index. The Fund generally will use a replication methodology, meaning it will invest in all of the underlying securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the underlying securities in the Index. The Fund’s investment sub-adviser, Tidal Investments LLC (“Tidal,” or the “Sub-Adviser”) manages the investment of the Fund’s assets. The Index was created and is maintained by ETF Action, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser” or “Amplify Investments”) or the Sub-Adviser.

Index Strategy. The Index seeks to provide access to the equity securities of a diversified basket of U.S. and non-U.S. companies that are owned by exchange-traded funds (“ETFs”) included in select “thematic” market segments identified below. The Fund invests in the underlying securities held by the ETFs, which include common stocks and/or depositary receipts. Through the Index methodology described below, the Index seeks to identify the companies (the “Thematic ETF All-Stars”) that are among the largest (by assets under management) and most popular (by the number of ETFs that hold the portfolio company) portfolio companies owned by ETFs in the thematic ETF universe. The Index Provider relies on publicly available information to identify companies for inclusion in the Index. The thematic universe includes portfolio companies held by ETFs with strategies seeking to capture investment opportunities in one of the below thematic segments. Each thematic segment is comprised of companies that include thematic sub-groups, as classified by the Index Provider, which further represent the thematic segment. These segments include:

•        Disruptive Technology: ETFs that seek to track companies that support technology infrastructure for continued innovation across all sectors of the economy. As of the date of this prospectus, the Disruptive Technology thematic segment includes companies from the following thematic sub-groups: advertising & marketing, big data, cloud computing, connectivity, cyber security and digital infrastructure.

•        Evolving Consumer: ETFs that seek to track companies participating in evolving consumer trends. As of the date of this prospectus, the Evolving Consumer thematic segment includes companies from the following thematic sub-groups: aging population, health & wellness, online retail, pet ownership, pro sports, streaming services, eSports & video games and casinos & gaming.

•        FinTech: ETFs that seek to track companies involved with technologies that are disrupting the traditional ways professionals deliver and consumers manage investments, banking, and other financial services. As of the date of this prospectus, the FinTech thematic segment includes companies from the following thematic sub-groups: blockchain, digital payments and peer-to-peer lending.

•        Health Care Innovation: ETFs that seek to track companies involved with innovations addressing the many challenges across the health care industry, including chronic diseases, aging population, and rising health care costs. As of the date of this prospectus, the Health Care Innovation thematic segment includes companies from the following thematic sub-groups: cancer immunotherapy, genomics, telemedicine & digital health and biotechnology.

•        Industrial Revolution: ETFs that seek to track companies driving change in manufacturing, transportation, aerospace/defense, and mining and production of advanced (high tech) materials. As of the date of this prospectus, the Industrial Revolution thematic segment includes companies from the following thematic sub-groups: 3D printing, advanced materials, security & defense, robotics & AI, space and next generation transportation.

•        Sustainability: ETFs that seek to track companies whose products and services are designed to limit the depletion and/or destruction of natural resources. As of the date of this prospectus, the Sustainability thematic segment includes companies from the following thematic sub-groups: clean energy: solar, hydrogen, and wind, smart infrastructure, water, and waste management.

•        Multi-Theme: ETFs that seek to track companies in two or more of the thematic segments detailed above.

ETFs that by design exclude U.S. domiciled companies or only invest in emerging market companies, but would otherwise qualify for the thematic universe, are excluded from the Index. In addition, Cannabis ETFs are currently excluded from the Index qualifying ETF universe.

Index Methodology. The initial universe of eligible companies is established by including all companies held by ETFs in a qualifying thematic universe. Of the companies in this initial universe, the Index Provider establishes a rating for each eligible company by calculating its ownership-adjusted market value (“OAMV”). To calculate OAMV, the Index Provider multiplies (i) the sum of the dollar amounts (based on the assets under management (“AUM”)) invested in an eligible company by all qualifying ETFs, subject to a 10% single ETF ownership influence cap described below, by (ii) the number of qualifying ETFs that hold the company. This total is then divided by the sum of all eligible companies OAMVs. The 10% ownership influence cap limits any qualifying ETF from being greater than 10% of its thematic segment. If the calculation in (i) above results in a qualifying ETF to own greater than 10% of the total AUM in its thematic segment, the calculation for the eligible companies held by the qualifying ETF in (i) above are reduced to the 10% cap with respect to that qualifying ETF and the OAMV of the eligible companies are recalculated using the capped amounts. From the selection list, the Index establishes the Thematic ETF All-Stars as those companies within the top 75% of total OAMV for each thematic segment. As of September 30, 2024, the Index was comprised of 100 constituents and had significant exposure to the information technology sector.

Weighting of Underlying Securities and Rebalancing. Constituents in the Index are weighted based on each company’s OAMV. No single company may represent more than 5% of the Index, and any excess weight is prorated among remaining constituents. The Index is reconstituted and rebalanced monthly, effective at the close of the first Friday of each calendar month. In the event U.S. markets are closed on that date, the Index will be rebalanced at the close of the next open market session.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 20.60% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -28.26% (quarter ended June 30, 2022).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Amplify Thematic All-Stars ETF	Label	1 Year	Since Inception	Inception Date
Amplify Thematic All-Stars ETF	Return Before Taxes	16.66%	(0.90%)	Jul. 20, 2021
Amplify Thematic All-Stars ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	16.66%	(0.90%)	Jul. 20, 2021
Amplify Thematic All-Stars ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.86%	(0.68%)	Jul. 20, 2021
ETF All-Stars Thematic Composite Index (reflects no deduction for fees, expenses or taxes)	ETF All-Stars Thematic Composite Index (reflects no deduction for fees, expenses or taxes)	17.70%	(0.20%)	Jul. 20, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	11.02%	Jul. 20, 2021

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.